Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Reconciliation of Profit Before Tax to Cash Generated from Operations

RECONCILIATION OF PROFIT BEFORE TAX TO CASH GENERATED FROM OPERATIONS	2017 £m	2016 £m	2015 £m
Profit before tax	1,734	1,473	1,312
Disposals and other non-operating items	(11)	40	11
Net finance costs	182	195	174
Operating profit	1,905	1,708	1,497
Share of results of joint ventures	(37)	(37)	(64)
Amortisation of acquired intangible assets	313	342	292
Amortisation of internally developed intangible assets	203	189	157
Depreciation of property, plant and equipment	69	68	71
Share based remuneration	39	38	34
Total non-cash items	624	637	554
Decrease/(increase) in inventories and pre-publication costs	2	(24)	(17)
Decrease/(increase) in receivables	35	(146)	(150)
(Decrease)/increase in payables	(84)	98	62
Increase in working capital	(47)	(72)	(105)
Cash generated from operations	2,445	2,236	1,882

Schedule of Cash Flow on Acquisitions
CASH FLOW ON ACQUISITIONS	Note	2017 £m	2016 £m	2015 £m
Purchase of businesses	13	(117)	(336)	(158)
Investment in joint ventures		(1)	(1)	(8)
Deferred payments relating to prior year acquisitions		(13)	(24)	(25)
Total		(131)	(361)	(191)

Schedule of Reconciliaton of Net Borrowings
RECONCILIATION OF NET BORROWINGS	Cash and cash equivalents £m	Borrowings £m	Related derivative financial instruments £m	2017 £m	2016 £m	2015 £m
At start of year	162	(4,843)	(19)	(4,700)	(3,782)	(3,550)

(Decrease)/increase in cash and cash equivalents	(45)	–	–	(45)	9	(139)
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	–	152	(4)	148	(271)	339
Issuance of term debt	–	(873)	–	(873)	(603)	(500)
Repayment of term debt	–	712	–	712	474	186
Repayment of finance leases	–	5	–	5	7	9
Change in net borrowings resulting from cash flows	(45)	(4)	(4)	(53)	(384)	(105)
Inception of finance leases	–	(2)	–	(2)	(3)	(12)
Fair value and other adjustments to borrowings and related derivatives	–	(73)	64	(9)	(22)	4
Exchange translation differences	(6)	36	2	32	(509)	(119)
At end of year	111	(4,886)	43	(4,732)	(4,700)	(3,782)